Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE AND OTHER INCOME
Summary of Revenues and Other Income

	12-31-2019	12-31-2018	12-31-2017
Revenues	ThCh$	ThCh$	ThCh$
Energy sales (1)	1,390,027,937	1,369,333,310	1,457,671,722
Generation	1,390,027,937	1,369,333,310	1,457,671,722
Regulated customers	901,254,815	997,315,635	1,101,089,106
Non-regulated customers	460,993,808	337,748,542	285,623,737
Spot market sales	27,779,314	34,269,133	70,958,879
Other sales	97,856,848	103,745,285	94,452,287
Natural gas sales	97,564,261	103,717,558	91,652,707
Sales of products and services	292,587	27,727	2,799,580
Other services provided	6,234,728	8,475,543	46,908,131
Tolls and transmission	1,983,040	3,267,012	38,850,596
Engineering and consulting services	4,251,688	5,208,531	8,057,535

Total operating revenue	1,494,119,513	1,481,554,138	1,599,032,140

	12-31-2019	12-31-2018	12-31-2017
Other operating income	ThCh$	ThCh$	ThCh$
Income from early termination of electricity supply contracts (2)	121,117,605	—	—
Other income	23,137,316	39,500,045	35,904,948
Total Other operating income	144,254,921	39,500,045	35,904,948

(1) As of December 31, 2019, a total of ThCh$225,606,369 is included in total revenue, corresponding to estimated and unbilled sales, which are related to energy sold in the month of December 2019 and to the provisions made because PEC and node prices. As of December 31, 2018 and 2017, the amounts correspond to ThCh$161,593,743 and ThCh$134,478,188, respectively.

(2) In February 2019, Anglo American Sur S.A. notified  Enel Generación Chile of its decision to terminate early three electricity supply contracts which both parties had signed in 2016. In accordance with the provisions in the exit and termination clauses of the respective contracts, the notice of early termination granted Enel Generación Chile the right to receive exit compensation, consisting of the payment of a cash amount by Anglo American Sur S.A., determinable according to a predetermined calculation mechanism.